Property, plant and equipment - Summary of Capitalised Exploration Drilling Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Exploration And Evaluation Assets [Line Items]
At January 1	$ 3,136	$ 2,911	$ 3,015
Additions pending determination of proved reserves	1,104	1,967	1,298
Amounts charged to expense	(1,622)	(868)	(881)
Reclassifications to productive wells on determination of proved reserves	(333)	(874)	(531)
Other movements [A]	(231)	0	10
At December 31	$ 2,054	$ 3,136	$ 2,911